RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net amounts due to related parties consisted of the following as of September 30, 2017 and 2016:

		As of September 30,
Accounts	Name of related parties	2017	2016

Related party payables	Shareholder, HUANG Jian Cong	$7,911,720	$1,662,160
Total due to related parties		$7,911,720	$1,662,160